Operating Segmentation	9 Months Ended
Jul. 31, 2019
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Operating Segmentation

Note 13: Operating Segmentation

Operating Groups

We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (“P&C”) (comprised of Canadian Personal and Commercial Banking (“Canadian P&C”) and U.S. Personal and Commercial Banking (“U.S. P&C”)), Wealth Management and BMO Capital Markets (“BMO CM”), along with a Corporate Services unit.

For additional information refer to Note 25 of the consolidated financial statements for the year ended October 31, 2018 on pages 203 to 205 of the Annual Report.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended July 31, 2019	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	1,498	1,067	237	538	(123)	3,217
Non-interest revenue	550	298	1,876	662	63	3,449
Total Revenue	2,048	1,365	2,113	1,200	(60)	6,666
Provision for credit losses on impaired loans	174	61	-	7	1	243
Provision for (recovery of) credit losses on performing loans	30	37	(2)	3	(5)	63
Total provision for (recovery of) credit losses	204	98	(2)	10	(4)	306
Insurance claims, commissions and changes in policy benefit liabilities	-	-	887	-	-	887
Amortization	85	114	68	34	-	301
Non-interest expense	885	690	817	760	38	3,190
Income (loss) before taxes	874	463	343	396	(94)	1,982
Provision for (recovery of) income taxes	226	95	94	83	(73)	425
Net Income	648	368	249	313	(21)	1,557
Average Assets	240,205	129,143	41,891	343,009	82,715	836,963

For the three months ended July 31, 2018	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	1,402	994	212	410	(136)	2,882
Non-interest revenue	532	280	1,328	695	77	2,912
Total Revenue	1,934	1,274	1,540	1,105	(59)	5,794
Provision for (recovery of) credit losses on impaired loans	120	54	2	3	(2)	177
Provision for (recovery of) credit losses on performing loans	17	(14)	2	4	-	9
Provision for (recovery of) credit losses	137	40	4	7	(2)	186
Insurance claims, commissions and changes in policy benefit liabilities	-	-	269	-	-	269
Amortization	82	111	55	32	-	280
Non-interest expense	850	661	821	669	78	3,079
Income (loss) before taxes	865	462	391	397	(135)	1,980
Provision for (recovery of) income taxes	224	98	100	96	(75)	443
Net Income	641	364	291	301	(60)	1,537
Average Assets	225,562	112,935	36,595	312,369	76,929	764,390

(Canadian $ in millions)
For the nine months ended July 31, 2019	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	4,338	3,161	699	1,698	(372)	9,524
Non-interest revenue	1,585	858	5,396	1,863	170	9,872
Total Revenue	5,923	4,019	6,095	3,561	(202)	19,396
Provision for (recovery of) credit losses on impaired loans	410	94	1	20	(5)	520
Provision for (recovery of) credit losses on performing loans	52	33	(1)	20	(5)	99
Total provision for (recovery of) credit losses	462	127	-	40	(10)	619
Insurance claims, commissions and changes in policy benefit liabilities	-	-	2,374	-	-	2,374
Amortization	248	343	199	105	-	895
Non-interest expense	2,635	2,004	2,463	2,368	278	9,748
Income (loss) before taxes	2,578	1,545	1,059	1,048	(470)	5,760
Provision for (recovery of) income taxes	668	327	266	231	(296)	1,196
Net Income	1,910	1,218	793	817	(174)	4,564
Average Assets	235,815	124,636	40,345	342,549	82,759	826,104

For the nine months ended July 31, 2018	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	4,120	2,833	616	1,291	(437)	8,423
Non-interest revenue	1,547	817	4,114	1,940	171	8,589
Total Revenue	5,667	3,650	4,730	3,231	(266)	17,012
Provision for (recovery of) credit losses on impaired loans	348	197	4	(14)	(12)	523
Provision for (recovery of) credit losses on performing loans	18	(56)	(1)	3	-	(36)
Provision for (recovery of) credit losses	366	141	3	(11)	(12)	487
Insurance claims, commissions and changes in policy benefit liabilities	-	-	962	-	-	962
Amortization	242	338	172	92	-	844
Non-interest expense	2,537	1,854	2,461	2,002	586	9,440
Income (loss) before taxes	2,522	1,317	1,132	1,148	(840)	5,279
Provision for income taxes	647	295	279	290	12	1,523
Net Income	1,875	1,022	853	858	(852)	3,756
Average Assets	223,467	108,591	35,375	303,526	74,222	745,181

(1)	Corporate Services includes Technology and Operations.

  We analyze revenue on a taxable equivalent basis (“teb”) at the operating group level. Revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

  Certain comparative figures have been reclassified to conform with the current period’s presentation and for changes in accounting policy (Note 1).